Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Changes in foreign exchange rates (Details) - Currency risk [member] € in Millions	Dec. 31, 2018 EUR (€)
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (9)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ 1
United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	0
Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (11)
Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
IFRS Parent Company [Member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	€ (9)
IFRS Parent Company [Member] | United States of America, Dollars
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	1
IFRS Parent Company [Member] | United Kingdom, Pounds
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	0
IFRS Parent Company [Member] | Poland, Zlotych
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	2
IFRS Parent Company [Member] | Switzerland, Francs
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Exposure in currency units	(12)
IFRS Parent Company [Member] | Euro Member Countries, Euro
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Appreciation of sensitivity	1
Depreciation of sensitivity	€ (1)